Trade and other payables: amounts falling due after more than one year (Tables)	12 Months Ended
Dec. 31, 2024
Trade and other non-current payables [abstract]
Summary of Trade and Other Payables
The following are included in trade and other payables falling due within one year:

	2024	2023
	£m	£m
Trade payables	10,637	10,826
Contingent consideration liabilities	57	73
Liabilities in respect of put option agreements with vendors	1	14
Fair value of derivatives	32	1
Other payables and accruals[1]	2,329	2,409
	13,056	13,323
Note
[1] This balance includes media rebates, staff costs, indirect taxes payable and other individually not material items.
The following are included in trade and other payables falling due after more than one year:

	2024	2023
	£m	£m
Contingent consideration liabilities	76	126
Liabilities in respect of put option agreements with vendors	66	90
Fair value of derivatives	25	1
Other payables and accruals	62	66
	229	283

Maturity Analysis for Non-derivative Financial Liabilities	The following table sets out contingent consideration liabilities, comprising contingent consideration and the Directors’ best estimates of future contingent consideration-related obligations:

	2024	2023
	£m	£m
Within one year	57	73
Between one and two years	38	54
Between two and three years	22	71
Between three and four years	8	1
Between four and five years	6	—
Over five years	2	—
	133	199

Summary of Future Anticipated Cash Flows in Relation to Liabilities in Respect of Put Options
The following table is an analysis of future anticipated cash flows in relation to liabilities in respect of put option agreements with vendors at 31 December:

	2024	2023
	£m	£m
Within one year	1	14
Between one and two years	32	24
Between two and three years	15	39
Between three and four years	12	10
Between four and five years	3	6
Over five years	4	11
	67	104